Cover	Oct. 21, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2019
Entity File Number	001-13695
Entity Registrant Name	COMMUNITY BANK SYSTEM, INC.
Entity Central Index Key	0000723188
Entity Tax Identification Number	16-1213679
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5790 Widewaters Parkway
Entity Address, City or Town	DeWitt
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13214
City Area Code	315
Local Phone Number	445-2282
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	CBU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false